Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Net Loss per Share
Schedule of basic and diluted net loss per share attributable to common shareholders

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Numerator:
Net loss attributable to common shareholders	$(24,406)	$(16,029)	$(60,647)	$(32,172)
Denominator:
Weighted average common shares outstanding—basic and diluted	48,183,424	1,942,106	23,174,841	1,675,133
Net loss per share attributable to common shareholders— basic and diluted	$(0.51)	$(8.25)	$(2.62)	$(19.21)

	Year Ended
	December 31,
	2016	2017
Numerator:
Net loss attributable to common shareholders	$(23,973)	$(64,873)
Denominator:
Weighted average common shares outstanding — basic and diluted	261,695	1,809,751
Net loss per share attributable to common shareholders — basic and diluted	$(91.61)	$(35.85)

Schedule of anti-dilutive securities excluded from the computation of diluted net loss per share attributable to common shareholders

	As of September 30,
	2018	2017

Options to purchase common shares	5,860,168	3,012,176
Unvested restricted shares	1,144,846	2,215,351
Convertible preferred shares (as converted to common shares)	—	22,885,492
	7,005,014	28,113,019

	Year Ended
	December 31,
	2016	2017

Options to purchase common shares	1,583,691	3,123,064
Unvested restricted shares	3,018,229	1,947,724
Convertible preferred shares (as converted to common shares)	17,128,120	22,885,492
	21,730,040	27,956,280